Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies
8.

Commitments and Contingencies
a)

Various

claims, suits,

and complaints,

including those

involving government

regulations and

product
liability, arise in

the ordinary

course of

the shipping

business. In

addition, losses

may arise

from disputes
with

charterers,

agents,

insurance

and

other

claims

with

suppliers

relating

to

the

operations

of

the
Company’s

vessels.

The

Company

accrues

for

the

cost

of

environmental

and

other

liabilities

when
management becomes

aware that

a liability

is probable

and is

able to

reasonably estimate

the probable
exposure. The Company’s vessels are

covered for pollution in the

amount of $
1

billion per vessel per
incident, by the

P&I Association in

which the Company’s

vessels are entered.

In 2022,

the Company
recorded a

gain of

$
1,789

from insurance

recoveries received

from its

insurers for

claims covered

under
its insurance

policies, which

is separately

presented as

insurance recoveries

in the

accompanying 2022
consolidated statement of operations.
b)

In February

2021, DWM,

as managers

of the

vessel
Protefs
, entered

into a

plea agreement

with the
United

States

pursuant

to

which

DWM,

plead

guilty

for

alleged

violations

of

law

concerning
maintenance of books and records

and the handling of oil

wastes of the vessel
Protefs. On September
23, 2021,

in the

sentencing hearing

of the
Protefs

case, the

judge accepted

DWM’s guilty

pleas and
among others,

imposed to

DWM a

fine of

$
2,000

which was

paid by

the Company. An

amount of

$
1,000
of this fine

was recorded as

due from DWM

(Note 3(c) and

as of December

31, 2021, the

receivable
was decreased by

a provision for

credit losses (Note

2(z). In 2022

the provision was

reversed as the
full amount was recovered.
c)

Pursuant to the sale and lease

back agreements signed between the Company

and its counterparties,
the Company

has purchase

obligations to

repurchase the

vessels
Florida, Santa

Barbara, New

Orleans
and

DSI Andromeda
upon expiration of their lease contracts, as described

in Note 7.
d)

As

of

December

31,

2022,

the

Company’s

vessels,

owned

and

chartered-in, were

fixed

under

time
charter

agreements,

considered

operating

leases.

The

minimum

contractual

gross

charter

revenue
expected to

be generated

from fixed

and non-cancelable

time charter

contracts existing

as of

December
31, 2022 and until their expiration was as follows:
Period Amount
Year 1 $ 163,438
Year 2 22,980
Year 3 9,454
Year 4 9,454
Year 5 725

Total
$ 206,051